IMPAIRMENT REVERSAL - Lobo-Marte (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
IMPAIRMENT REVERSAL
Impairment reversal		$ 116.1	$ 74.1
Lobo-Marte
IMPAIRMENT REVERSAL
Impairment reversal	$ 116.1
Impairment reversal on income tax expense	34.5
Carrying amounts of property, plant and equipment	$ 519.7	$ 519.7
Estimated long term gold price per ounce		$ 3,000	$ 2,000
Estimated long term oil price per barrel		$ 65
Discount rate used in current estimate of value in use	10.37%	10.37%	10.40%